Property, Plant and Equipment - Market Risk (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
Discount Rate Increase 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ (281.2)	$ (255.8)
Discount Rate Increase 1% | Alberta Montney Acquisition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(186.2)	(167.8)
Discount Rate Increase 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(95.0)	(88.0)
Discount Rate Increase 1% | Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0
Discount Rate Decrease 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	309.4	282.5
Discount Rate Decrease 1% | Alberta Montney Acquisition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	204.8	185.2
Discount Rate Decrease 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	104.6	97.3
Discount Rate Decrease 1% | Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0
Commodity Prices Increase 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	568.7	535.0
Commodity Prices Increase 5% | Alberta Montney Acquisition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	367.6	349.4
Commodity Prices Increase 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	201.1	185.6
Commodity Prices Increase 5% | Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0
Commodity Prices Decrease 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(567.7)	(533.6)
Commodity Prices Decrease 5% | Alberta Montney Acquisition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(366.6)	(348.3)
Commodity Prices Decrease 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(201.1)	(185.3)
Commodity Prices Decrease 5% | Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ 0.0
Operating Costs Increases 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		(182.5)
Operating Costs Increases 5% | Alberta Montney Acquisition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		(117.7)
Operating Costs Increases 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		(64.8)
Operating Costs Decreases 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		183.7
Operating Costs Decreases 5% | Alberta Montney Acquisition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		118.7
Operating Costs Decreases 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		$ 65.0